Share-Based Compensation Plans - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2019 INR (₨) mo	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨) mo	Mar. 31, 2017 INR (₨)	Mar. 31, 2019 USD ($) mo
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognised on account of cash settled share based plan	₨ 8,000,000	$ 0
Share based compensation liability	8,000,000				$ 0
Vedanta Limited Employee Stock Option Scheme 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of awards	₨ 1
Performance period of awards	Performance period is three years, with no re-testing being allowed	Performance period is three years, with no re-testing being allowed
Weighted average remaining contractual life for options | mo	28		32		28
Share-based payment transactions expense recognized	₨ 822,000,000	$ 12,000,000	₨ 468,000,000	₨ 66,000,000
CIESOP [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of awards	₨ 0		0
Performance period of awards	3 years from the date of grant	3 years from the date of grant
Weighted average remaining contractual life for options	0				0
Weighted average share price at date of exercise of stock options	₨ 232.7	$ 3.0	324.6
Weighted average exercise price	₨ 279.2		275.5	264.3
Employee share option plan of Vedanta Resources Plc [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance period of awards	Performance period of each option is three years and is exercisable within a period of six months from the date of vesting beyond which the option lapses	Performance period of each option is three years and is exercisable within a period of six months from the date of vesting beyond which the option lapses
Expense recognised on account of cash settled share based plan	₨ 206,000,000	$ 3,000,000	220,000,000
Share based compensation liability	343,000,000		239,000,000		$ 5,000,000
Total Employee Compensation Cost pertaining to share-based payment plans				207,000,000
Weighted average exercise price | $					$ 0.10
Amount recovered by the Parent	150,000,000	2,000,000	527,000,000	628,000,000
Expense recognised on account of equity settled share based plan	1,186,000,000	17,000,000	1,215,000,000
Share based payments capitalised	₨ 10,000,000	$ 0	₨ 38,000,000
Employee share option plan of Vedanta Resources Plc [member] | Cairn India Limited ("Cairn") 3 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding options